Net Income (loss) Per Share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Net Income (loss) Per Share

15. Net Income (loss) Per Share

The basic loss per share of Class A common stock is computed by dividing the net loss attributable to Class A common stockholders by the weighted average number of Class A common stock outstanding during the period. Prior to the Business Combination, the membership structure of OPAL Fuels included common units which shared in the profits and losses of OPAL Fuels LLC. The Company analyzed the calculation of earnings per units for periods prior to the consummation of the Business Combination and determined that such information would not be meaningful to the users of these unaudited condensed consolidated financial statements. Therefore net loss per share information has not been presented for periods prior to Business Combination on July 21, 2022. The basic and diluted net loss per share for the three and nine months ended September 30, 2022 represent only the period from July 21, 2022 to September 30, 2022.

The diluted loss per share of Class A common stock for the three and nine months ended September 30, 2022 does not include Redeemable preferred non-controlling interests, Convertible Note Payable because the substantive contingency for conversion has not been met as of September 30, 2022. It does not include 9,223,261 Private Warrants and 6,223,261 Public Warrants as their strike price at $11.50 exceeded the average market price for the Company during the measurement period. It does not include 144,399,037 OPAL Fuels Class B units representing Redeemable non-controlling interest as its impact is anti-dilutive. It does not include 763,908 Sponsor Earnout Awards and 10,000,000 OPAL Earnout Awards as their target share price and adjusted EBITDA contingencies have not been met as of September 30, 2022.

The Class D common stock does not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class D common stock under the two-class method has not been presented.

The following table summarizes the calculation of basic and diluted net loss per share:

	Three Months Ended	Nine Months Ended
	September 30, 2022	September 30, 2022
Net loss attributable to Class A common stockholders	(1,125)	$(1,125)
Less: change in fair value of the put option on the forward purchase agreement	384	384
Diluted Net loss attributable to Class A common stockholders	(1,509)	(1,509)

Weighted average number of shares of Class A common stock - basic	25,671,390	25,671,390
Effect of the dilutive put option on a forward purchase agreement	152,382	152,382
Weighted average number of shares of Class A common stock - diluted	25,823,772	25,823,772
Net loss per share of Class A common stock
Basic	$(0.04)	$(0.04)
Diluted	$(0.06)	$(0.06)